Fair Value of Financial Investments and Liabilities - Changes in Level 3 Financial Investments Measured at Fair Value on Recurring Basis (Detail) (Auction Rate Securities [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period	$ 22	$ 22
Total losses included in earnings
Unrealized losses
Purchases, issuances, settlements
Transfers from Level 3 to Level 2
Fair value at period end	$ 22	$ 22